UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • July 31, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.9%)
	Denmark (8.0%)
	Health Care Equipment & Supplies
62,501	Coloplast A/S, Series B	$5,372,365
	Pharmaceuticals
99,658	Novo Nordisk A/S, Series B	4,252,984
	Total Denmark	9,625,349
	Finland (3.6%)
	Machinery
82,600	Kone Oyj, Class B	4,303,382
	France (12.1%)
	Health Care Equipment & Supplies
35,466	Essilor International SA	4,496,558
	Media
57,941	Publicis Groupe SA	4,383,624
	Textiles, Apparel & Luxury Goods
11,002	Hermes International	5,574,345
	Total France	14,454,527
	Germany (21.6%)
	Auto Components
19,783	Continental AG	4,461,343
	Chemicals
74,370	Symrise AG	5,214,564
	Health Care Providers & Services
64,296	Fresenius SE & Co., KGaA	5,436,797
	Household Products
36,966	Henkel AG & Co., KGaA (Preference)	5,240,304
	Software
51,682	SAP SE	5,486,727
	Total Germany	25,839,735
	Netherlands (9.6%)
	Professional Services
243,806	RELX N.V.	5,131,622
	Semiconductors & Semiconductor Equipment
41,978	ASML Holding N.V.	6,368,231
	Total Netherlands	11,499,853
	Spain (8.8%)
	Biotechnology
208,338	Grifols SA	5,858,710
	Information Technology Services
75,850	Amadeus IT Group SA, Class A	4,674,533
	Total Spain	10,533,243
	Sweden (4.1%)
	Building Products
228,811	Assa Abloy AB, Class B	4,902,810
	Switzerland (19.4%)
	Building Products
10,929	Geberit AG (Registered)	5,257,946
	Food Products
58,867	Nestle SA (Registered)	4,973,819
	Pharmaceuticals
51,067	Novartis AG (Registered)	4,351,746

15,294	Roche Holding AG (Genusschein)		3,873,520
			8,225,266
	Textiles, Apparel & Luxury Goods
56,198	Cie Financiere Richemont SA (Registered)		4,774,462
	Total Switzerland		23,231,493
	United Kingdom (11.7%)
	Household Products
49,307	Reckitt Benckiser Group PLC		4,793,953
	Professional Services
231,616	Experian PLC		4,605,305
	Tobacco
75,469	British American Tobacco PLC		4,693,413
	Total United Kingdom		14,092,671
	Total Common Stocks (Cost $91,174,929)		118,483,063

NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company
1,067	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $1,067,094)		1,067,094

	Total Investments (Cost $92,242,023) (b)(c)	99.8%	119,550,157
	Other Assets in Excess of Liabilities	0.2	240,388
	Net Assets	100.0%	$119,790,545

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2017, advisory fees paid were reduced by $1,265 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Fund did not engage in any cross-trade transactions.

(c)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,615,391 and the aggregate gross unrealized depreciation is $307,257, resulting in net unrealized appreciation of $27,308,134.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • July 31, 2017 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$12,478,250	10.4%
Textiles, Apparel & Luxury Goods	10,348,807	8.7
Building Products	10,160,756	8.5
Household Products	10,034,257	8.4
Health Care Equipment & Supplies	9,868,923	8.3
Professional Services	9,736,927	8.1
Semiconductors & Semiconductor Equipment	6,368,231	5.3
Biotechnology	5,858,710	4.9
Software	5,486,727	4.6
Health Care Providers & Services	5,436,797	4.5
Chemicals	5,214,564	4.4
Food Products	4,973,819	4.2
Tobacco	4,693,413	3.9
Information Technology Services	4,674,533	3.9
Auto Components	4,461,343	3.7
Media	4,383,624	3.7
Machinery	4,303,382	3.6
Investment Company	1,067,094	0.9
	$119,550,157	100.0%

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • July 31, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Auto Components	$4,461,343	$—	$—	$4,461,343
Biotechnology	5,858,710	—	—	5,858,710
Building Products	10,160,756	—	—	10,160,756
Chemicals	5,214,564	—	—	5,214,564
Food Products	4,973,819	—	—	4,973,819
Health Care Equipment & Supplies	9,868,923	—	—	9,868,923
Health Care Providers & Services	5,436,797	—	—	5,436,797
Household Products	10,034,257	—	—	10,034,257
Information Technology Services	4,674,533	—	—	4,674,533
Machinery	4,303,382	—	—	4,303,382
Media	4,383,624	—	—	4,383,624
Pharmaceuticals	12,478,250	—	—	12,478,250
Professional Services	9,736,927	—	—	9,736,927
Semiconductors & Semiconductor Equipment	6,368,231	—	—	6,368,231
Software	5,486,727	—	—	5,486,727
Textiles, Apparel & Luxury Goods	10,348,807	—	—	10,348,807
Tobacco	4,693,413	—	—	4,693,413
Total Common Stocks	118,483,063	—	—	118,483,063
Short-Term Investment
Investment Company	1,067,094	—	—	1,067,094
Total Assets	$119,550,157	$—	$—	$119,550,157

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2017